Submission	Mar. 17, 2026
Submission [Line Items]
Central Index Key	0001289877
Registrant Name	SFL Corp Ltd.
Registration File Number	333-294365
Form Type	F-3
Submission Type	424B5
Fee Exhibit Type	EX-FILING FEES